Summary of Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 29, 2012	Jan. 30, 2011		Jan. 31, 2010
Number of Shares
Outstanding at Beginning balance	18,467	20,899		22,049
Granted	12,485	21,495	[1]	1,582
Exercised
Canceled	(1,415)	(23,927)	[2]	(2,732)
Outstanding at Ending balance	29,537	18,467		20,899
Weighted Average Option Price
Outstanding at beginning balance	$ 7.69	$ 13.13		$ 13.13
Granted	$ 4.62	$ 7.66		$ 13.13
Exercised
Canceled	$ 6.63	$ 12.41		$ 13.13
Outstanding at ending balance	$ 6.44	$ 7.69		$ 13.13

[1]	Includes shares granted in conjunction with the Option Exchange Program.
[2]	Includes shares canceled in conjunction with the Option Exchange Program.